Other financial assets	12 Months Ended
Dec. 31, 2023
Other financial assets
Other financial assets

9.Other financial assets

	2023	2022
Assets measured at fair value
Investments in equity securities and trust funds (1)	1,210,138	875,335
Investment Portfolio – Foreign currency	364,962	1,056,385
Hedging instruments (2)	231,463	311
Investment Portfolio – Local currency	54,887	761,687
Assets measured at fair value through other comprehensive income	2,007	3,583
	1,863,457	2,697,301
Assets measured at amortized cost (3)	369,318	28,570
	2,232,775	2,725,871

Current	1,860,928	1,162,127
Non–current	371,847	1,563,744
	2,232,775	2,725,871
(1)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia.
(2)	As of December 31, 2023, corresponds to swap contracts to hedge commodity price risk and forwards contracts to hedge exchange rate risk mainly in Ecopetrol S.A. and Interconexión Eléctrica S.A. E.S.P.
(3)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

The average return of the investment portfolio in Colombian pesos (local currency) and U.S. dollars (foreign currency) were 12.9% (2022 - 4.3%) and 7.7% (2022 - 13.11%), respectively.

Changes in fair value are recognized in financial results (Note 28).

9.1	Restrictions

As of December 31, 2023 and 2022, there were restricted funds for $68,069 and $328,283 respectively, which have a specific destination, mainly in: i) Isa Interchile, for $26,666 (2022: $289,964), for obligations acquired in the issuance of Bond 144. Reg. S that establish certain restrictions and limitations on the use of resources with the purpose of guaranteeing the payment of long-term interest and capital, ii) Interligação Elétrica Norte e Nordeste, for $12,743 (2022: $16,227), related to a guarantee granted to Banco do Nordeste do Brasil (BNB) until the debt with the bank is paid and, iii) ISA, for $11,547 (2022: $8,714), associated with administration and payment trusts established for the projects of the Mining and Energy Planning Unit (UPME), resources retained by judicial seizures and the resources to develop the Conexión Jaguar program.

9.2	Maturity

The following is the balance of other financial assets by date to maturity as of December 31, 2023, and 2022:

	2023	2022
Up to 1 year	1,860,928	1,162,127
1 – 2 years	291,392	673,169
2 – 5 years	28,186	452,417
> 5 years	52,269	438,158
	2,232,775	2,725,871

9.3	Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2023, and 2022:

	2023	2022
Level 1	1,526,458	1,892,486
Level 2	336,999	804,815
	1,863,457	2,697,301

There were no transfers between hierarchy levels for the years ended December 31, 2023, and 2022.

9.4	Credit rating

The following table reflects the credit quality of the issuers of other financial assets:

	2023	2022
B	1,263,144	—
BB	296,394	1,051,042
F1	259,003	—
P-1	150,905	—
A-2	116,738	—
F2	55,606	—
AAA	22,864	40,369
BB+	13,921	898,072
A1	13,904	—
BBB	302	4,153
Baa3	3	—
Ba1	—	388,743
Ba2	—	16,227
A	—	14,702
A3	—	9,918
F3	—	4,457
F1+	—	29
Others	39,991	298,159
	2,232,775	2,725,871

See credit risk policy in Note 29.7.